Debt and other liabilities	12 Months Ended
Dec. 31, 2024
Debt and Other Liabilities [Abstract]
Debt and other liabilities
7.
Debt and other liabilities

	December 31, 2024	December 31, 2023
Short-term debt and other liabilities
Short-term debt to related parties (7.1)	$5,102,211	$6,225,815
Ordinary shares payable (7.2)	1,206,609	8,223,928
Convertible debt (7.3)	10,288,123	31,088,259
Short term convertible debt to related party (7.4)	95,309	132,269
Share-based payment liability (7.5)	1,400,000	1,311,028
Convertible promissory notes (7.6)	6,428,825	—
Advisors loans (7.7)	12,812,366	—
Total	$37,333,443	$46,981,299

	December 31, 2024	December 31, 2023
(Gain)/loss on extinguishment
Convertible Notes (7.3)	$39,658,290	$—
Senior secured convertible debt (7.3)	(1,306,077)
Convertible promissory notes (7.6)	4,175,791	—
Advisors loans (7.7)	1,804,814	—
Total	$44,332,819	$—

7.1
Unsecured interest free loans taken from related parties DBLP Sea Cow Ltd of $447,067 and Daniel Wagner of $4,655,144 are repayable on demand.

In March 2023, the Company obtained two unsecured convertible loans from a related party (Igor Lychagov) consisting of $2,000,000 and €2,000,000. Each loan bears a borrowing fee of $660,000 and €660,000, respectively, which has been recorded in interest expense in the year ended December 31, 2023. The loans were due to mature on July 31, 2023 or at the option of the investor, can be converted into ordinary shares of the Company including the accrued borrowing fees at a conversion rate of 0.50 to the Company’s share price at listing after completing any reorganization. The loans were not repaid by the maturity date at which until further terms and conditions were negotiated such as extended repayment terms or conversion into ordinary shares of the Company, the Company was in default of the two unsecured convertible loans and the loans remained repayable on demand at December 31, 2023. On January 26, 2024, the two unsecured convertible loans were added to the Company’s senior secured convertible notes. The loan principal and accrued borrowing fees were rounded to a sum of $8,000,000. The key terms of the loan amendment include that of the senior secured convertible notes, as noted below:

•
The maturity date was extended to three years from the date of an IPO or Business Combination, or December 31, 2024 if an IPO or Business Combination with a publicly listed company has not yet occurred by December 31, 2024.
•
The interest rate was reduced to 7.5% per annum from the date that the amendment was executed.
•
Conversion into ordinary shares of the Company is at the option of the investor from any date of an IPO or Business Combination with a publicly listed company.
•
The conversion price has been amended to seventy per cent of the lesser of 1) the price per share implied in connection with an IPO or Business Combination with a publicly listed company and 2) the annual volume-weighted average share price of the Company on the last calendar day of each calendar year ending after the date of an IPO or Business Combination with a publicly listed company and prior to the maturity date.

As a result of the loan amendment and addition to the Company’s senior secured convertible notes, the default was remediated.

7.2.
On May 25, 2023, the Company offered to all existing investors and employees of the Company an advanced subscription agreement for ordinary shares of the Company at a discount from the pre-close equity value of the Company per share (“the Rights Issue”) in connection with its business combination with Armada Acquisition Corp I (refer to note 2.1). The Company issued 11,052,716 ordinary shares in December 2024 to subscribers of the rights issue. On January 24, 2025, the Company issued a further 171,429 ordinary shares to a subscriber of the rights issue to whom they were owed ordinary shares payable as at December 31, 2024.
7.3.
On December 17, 2021, the Company and Armada Acquisition Corp I, a special purpose acquisition company (“SPAC”) listed on the Nasdaq Capital Market (“NASDAQ”), and certain other parties entered into a definitive agreement for a business combination that would result in Rezolve becoming a publicly listed company upon completion of the aforementioned transaction. The transaction included a $41 million fully committed private placement of ordinary shares of the combined company (the “PIPE”), $20 million of which has been advanced to Rezolve pursuant to a secured convertible loan note as further described below.

In accordance with the executed subscription agreements, the investors that pre-funded the PIPE entered into an agreement to purchase secured convertible notes of the Company for a total of $20 million. Prior to amending the terms on May 23, 2023 (further below), these notes were due to mature on December 16, 2023, and were redeemable by the noteholder on the occurrence of:

•
On maturity, with interest accrued at 20% per annum, or
•
On redemption, at the principal amount if the Company becomes insolvent, enters into administration, winds up, incurs an event of default, liquidates, or dissolves (except for the purposes of reorganization or amalgamation), with interest accrued unless the loan is converted into ordinary shares.

Immediately prior to an IPO or SPAC transaction, the principal amount and accrued interest is converted into ordinary shares at a 30% discount to the pre-close equity value of the Company.

The interest rate is 20% per annum, and is reduced in the following events to:

•
10% per annum if the IPO or SPAC transaction occurred prior to December 16, 2022, and
•
15% per annum if the IPO or SPAC transaction occurs between December 16, 2022 and June 16, 2023.

Upon the issuance of the notes, the amount pre-funded by each participating investor reduces their remaining respective commitment in the PIPE.

The secured convertible notes has been accounted for as a liability in accordance with ASC 470–20. The Company has adopted ASU 2020-06, and therefore no bifurcation of the beneficial conversion feature has been recorded in equity. Debt discount, comprised of the fair value of the warrants issued to lenders with issuance of the convertible debt aggregating approximately $2.1 million were initially recorded as a reduction to the principal amount of the debt and will be amortized to interest expense on a straight line basis over the contractual terms of the secured convertible loan notes until May 23, 2023. The Company estimated that the difference between amortizing the debt discounts and the issuance costs using the straight line method as compared to using effective interest rate method was immaterial. As noted below, senior secured convertible note has been accounted for as a troubled debt restructuring since May 23, 2023 and as a result the effective interest rate method has been applied prospectively from this date. Debt discount, comprised of the fair value of the warrants issued to lenders with issuance of the convertible debt aggregating approximately $2.1 million were initially recorded as a reduction to the principal amount of the debt and will be amortized to interest expense using the effective interest method.

The Company has not incurred any significant debt issuance costs and has expensed them as incurred.

On May 23, 2023, the Company executed a further amendment to the secured convertible loan notes.

The amendments are as follows:

•
An additional $15,625,000 commitment has been added to the principal amount of the notes, split between a
•
Conversion of accrued interest of $3,000,000 into loan principal. Additionally $1.5m of Loans for no value , plus $1,040,989 of interest foregone giving total of $4,041,989 of total interest capitalized.
•
$1,250,000 of loan principal previously advanced in February 2023
•
$125,000 of loan principal advanced by a director and related party in February 2023
•
An additional $2,750,000 of loan notes to be advanced, and
•
$8,500,000 in notes upon completion of the Demerger, for which no monetary consideration will be received by the Company
•
The maturity date was extended to three years from the date of an IPO or Business Combination, or December 31, 2024 if an IPO or Business Combination with a publicly listed company has not yet occurred by December 31, 2024.
•
The interest rate was reduced to 7.5% per annum from the date that the amendment was executed.
•
Conversion into ordinary shares of the Company is at the option of the investor from any date of an IPO or Business Combination with a publicly listed company.
•
The conversion price has been amended to seventy percent of the lesser of 1) the price per share implied in connection with an IPO or Business Combination with a publicly listed company and 2) the annual volume-weighted average share price of the Company on the last calendar day of each calendar year ending after the date of an IPO or Business Combination with a publicly listed company and prior to the maturity date.
•
Under the May 23, 2023 amendment terms of the secured convertible notes, Rezolve has given certain covenants to the noteholders which remain in force while the convertible notes are outstanding, including that the Rezolve group shall not incur any indebtedness that would rank senior to the secured convertible notes without the prior consent of holders of more than two thirds of the aggregate principal amount of the secured convertible notes outstanding from time to time (“the “Noteholder Majority”); and for so long as one or more of Apeiron Investment Group Ltd and any of their affiliates (including any other person with the prior written consent of Rezolve, not to be unreasonably withheld, delayed or conditioned) holds at least $20,000,000 in aggregate of the principal amount of the Convertible Notes from time to time, the Rezolve group shall not enter into any Extraordinary Transactions (as defined below) without the prior consent of a Noteholder Majority.

The definition of “Extraordinary Transactions” covers the occurrence of (a) making, or permitting any subsidiary to make, any loan or advance to any person unless such person is wholly owned by Rezolve or, in the case of a natural person, is an employee or director of Rezolve and such loan or advance is made in the ordinary course of business under the terms of an employee share or option plan that has been notified to the noteholders; (b) guaranteeing, directly or indirectly, or permitting any subsidiary to guarantee, directly or indirectly, any indebtedness except for trade accounts of Rezolve or any subsidiary arising in the ordinary course of business; (c) changing the principal business of Rezolve, entering new lines of business, or exiting the current line of business; (d) selling, assigning, licensing, charging, pledging, or encumbering material technology or intellectual property, other than licenses granted in the ordinary course of business (e) entering into any corporate strategic relationship, joint venture, cooperation or other similar agreement, other than in the ordinary course of business; (f) acquiring or disposing of assets (including shares) (x) where the consideration paid or received exceeds 20% of the average market capitalization of Rezolve for the 90 calendar days prior to such M&A (merger or acquisition) transaction (calculated based on the volume-weighted average share price of the Rezolve shares in that period) or (y) other than (A) on arm’s length terms, and (B) for the purpose of promoting the success of Rezolve; (g) amending the Articles of Association of Rezolve in a manner that is adverse to the noteholders; (h) effecting any merger, combination, reorganization, scheme of arrangement, restructuring plan or other similar transaction; and (i) liquidating, dissolving or winding up the affairs of Rezolve.

Upon execution of the amendment the secured convertible notes are then referred to as “the senior secured convertible notes”.

The execution of the senior secured convertible note has been accounted for as a troubled debt restructuring since May 23, 2023. No gain has been recognized.

The carrying value of the convertible debt as at December 31, 2023 does not include the $8,500,000 of notes issuable upon completion of the Demerger. These were contingent upon completion of the Demerger therefore upon close of the Demerger on July 4, 2024, they were issued. The issuance of the Demerger notes do no result in any further cash to be received by the Company, rather they are treated as interest payable at maturity. The Demerger notes trigger a remeasurement of the senior secured convertible notes and the effective interest rate used to account for the senior secured convertible notes as a troubled debt restructuring.

On December 5, 2024, pursuant to the terms of the Loan Note Instrument, one of the holders of the Senior Secured Convertible Notes converted all of their $8,000,000 outstanding Convertible Notes at a conversion price of $7 per ordinary share. The Company recognized a gain on extinguishment of $1,306,077, equal to the book value of the debt less the fair value of the ordinary shares issued on conversion.

On December 17, 2024, the Company, Apeiron Investment Group Ltd. and Bradley Wickens, the beneficial holders of the majority of Senior Secured Convertible Notes entered into an agreement (the “Agreement”) to amend the Loan Note Instrument (the “Amendment”) and that the beneficial holders shall procure that the registered nominees holding their Convertible Notes provide the necessary consents to the Amendment. Pursuant to the Amendment, the conversion price with respect to approximately $41,892,080 million of outstanding Senior Secured Convertible Notes was revised to equal $2 per ordinary share.

Pursuant to the Agreement, Apeiron Investment Group and Bradley Wickens will also procure that the registered nominees holding $41,512,877 of outstanding Convertible Notes and accrued interest of $1,851,020 (on behalf of Apeiron Investment Group Ltd. and Bradley Wickens) will exercise their option to convert all such outstanding Convertible Notes, at a conversion price of $2 per ordinary share. On December 27, 2024, 10,840,974 ordinary shares were issued to settle $20,756,439 and $925,510 of interest, respectively. The Company recorded a debt conversion expense of $39,658,290, equal to the fair value of the ordinary shares given up less the carrying value of the debt including accrued interest. On January 15, 2025 and February 13, 2025, respectively, a further 3,009,849 and 7,987,374 ordinary shares were issued to settle $20,756,439 and $925,510 of principle and interest. Following such conversions, there remains $0.4 million of Senior Secured Convertible Notes outstanding under the Loan Note Instrument.

The carrying amount of the convertible debt was as follows:

	December 31, 2024	December 31, 2023
Convertible debt
Short term convertible debt to related party	$95,309	$132,269
Debt issuance costs	(1,590,572)	—
Accrued interest	7,176,741	—
Discount on convertible debt	(7,401,611)	—
Convertible debt under troubled debt restructuring	12,103,565	31,088,259
Total convertible debt under troubled debt restructuring	$10,383,432	$31,220,528

The Company has not incurred any material debt issuance costs.

The following table sets forth the interest expense recognized related to the senior secured convertible notes and unsecured convertible loans:

	December 31, 2024	December 31, 2023
Convertible debt
Accrued interest	$4,872,506	$3,067,309
Amortization of debt discount	2,113,742	491,928
Total	$6,986,248	$3,559,237

7.4
A Short term convertible debt to a related party of $132,269 was also added to the Company’s senior secured convertible note including $125,000 of convertible debt and $7,269 of interest.
7.5
On October 7, 2021, the Group acquired Jaymax International Service Inc. (“Jaymax”) (later renamed to “Rezolve Taiwan Limited”). As part of the acquisition of Jaymax, the Company agreed to issue $1,400,000 in Rezolve ordinary shares to Jaymax’s former owner for completion of a 3-year noncompete period which began on the October 7, 2021. The cost of the share-based payment is considered to have vested immediately upon commencement of the non-compete period as the Company’s assumption is that it is more likely than not that the former owner will not breach the non-compete agreement. The share-based payment liability is to be settled by a fixed dollar amount of shares and therefore represents a liability in accordance with ASC 480. As at December 31, 2023, the liability has been measured at fair value using a discounted cash-flow model and a market participant borrowing rate of 10.8%. At December 31, 2024 the liability is equal its present value of $1,400,000 as the term of the non-compete agreement ended on October 7, 2024. The Company has yet to settle it in ordinary shares as at December 31, 2024.
7.6
Convertible Promissory notes

	December 31, 2024	December 31, 2023
Convertible promissory notes
YA notes	$2,250,245	$—
Convertible promissory notes	1,146,966	—
Promissory note from sponsor	3,031,614	—
Total	$6,428,825	$—

Yorkville Standby Equity Purchase Agreement (“SEPA”)

On February 2, 2024, the Company obtained an unsecured loan of $2,000,000 from YA II PN, LTD (“Yorkville” or “YA”) with principal amount of $2,500,000. The Yorkville Note was issued at a 20% discount to the principal amount, and has a maturity date falling 6 months from the date of issue (unless extended by Yorkville) subject to acceleration upon the occurrence of an event of default.

The interest rate was agreed at 10.0% per annum from the date the agreement was executed. Interest increases to 18% upon the occurrence of an event of default. Whilst the Yorkville Note is not directly secured, Yorkville is entitled to share recoveries enforced under various debentures granted by Rezolve pursuant to an intercreditor agreement with Apeiron Investment Group Ltd. Further.

The Yorkville Note is convertible into ordinary shares in Rezolve AI plc upon public listing (or if an event of default occurs or the note reaches maturity). Conversion is at the option of the noteholder at a conversion price calculated by reference to the lower of (i) a fixed price of $10 per share or (ii) a variable price based on 90% of the lowest daily daily volume weighted average ("VWAP") during 10 consecutive trading days immediately prior to conversion provided that such variable price shall not be lower than the floor price of $2 per share.

In connection with the Yorkville note, an additional convertible promissory note (“the Other Promissory notes”) was offered to certain other investors on the same terms as the Yorkville Note. The Other Promissory Notes have a face value of $2,877,319 and were issued at a 20% discount. The interest rate was agreed at 10.0% per annum from the date the agreement was executed. Interest increases to 18% upon the occurrence of an event of default. The Other Promissory notes have a maturity date six months from issue.

The Other Promissory Notes are convertible into ordinary shares in Rezolve AI plc upon public listing (or if an event of default occurs or the note reaches maturity). Conversion is at the option of the noteholder at a conversion price calculated by reference to the lower of (i) a fixed price of $10 per share or (ii) a variable price based on 90% of the lowest daily volume weighted average share price ("VWAP") during 10 consecutive trading days immediately prior to conversion provided that such variable price shall not be lower than the floor price of $2 per share.

On September 6, 2024, Yorkville and the Company amended and restated the Yorkville Note (the “Second A&R YA Agreement”) to incorporate an additional prepaid advance arrangement pursuant to which Yorkville committed to provide the Company with prepaid advances in an aggregate original principal amount of an additional Seven Million Five Hundred Thousand Dollars ($7,500,000), which will be in three tranches, with the first tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) (the "First YA Note") funded upon execution of the Second A&R YA Agreement, the second tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) funded upon filing of the Company’s F-1 registration statement, and the third tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) to be funded upon the effectiveness of the F-1 registration statement. The Second A&R YA Agreement superseded the YA Agreement. The maturity date of the Yorkville Note and the Other Promissory Notes were extended to September 11th, 2025.

In connection with the Second A&R YA Agreement and upon effectiveness of the F-1 Registration Statement originally filed with U.S. Securities and Exchange Commission on September 6, 2024, and declared effective on November 27, 2024, on November 29, 2024, Rezolve issued YA a promissory note in the principal amount of $2,500,000 (the “Third YA Note”, and together with the

First YA Note and Second YA Note, the "YA Notes"), reflecting the third tranche of the prepaid advances. The YA Notes bear interest at an annual rate of 10% of the outstanding principal balance of the YA Notes and mature on September 11, 2025. Under the YA Notes, YA may elect to convert all or part of the amount outstanding under the Note into ordinary shares of Rezolve at the Conversion Price (as defined in the Note), subject to certain limitations. Rezolve has the right to redeem early a portion or all amounts outstanding under the Note upon 10 days written notice upon the occurrence of certain events.

In December 2024, the Company received the Noteholder's request to convert of all of the principal and interest outstanding under the YA Notes. In connection therewith, the Company issued an aggregate of 4,310,208 Ordinary Shares (including in payment of a fee to YA) in December 2024, and a further 1,413,946 Ordinary Shares in January 2025. A loss on extinguishment of $4,175,791 was recognized. As of December 31, 2024, $2,705,929 in principal and interest was outstanding, which was subsequently settled in Ordinary Shares on February 5, 2025, and no further amounts remain outstanding.

Promissory notes

In February 2024, certain persons (including Apeiron Investment Group Ltd and certain related parties of Rezolve) entered into Subscription Agreements to subscribe for the Promissory Notes with a total principal amount of $2,877,319 in consideration for an advance by each subscriber to Rezolve Limited the “Net Investment Amount”.

The Promissory Notes were issued during the course of February, 2024, pursuant to the terms of the Promissory Note Instruments.

With effect from the completion of the Pre-Closing Demerger, the rights and obligations of Rezolve Limited under the Subscription Agreements and the Promissory Note Instruments were novated to Rezolve AI plc.

Pursuant to the Promissory Note Instruments, the Promissory Notes will mature on the date falling 6 months from the date of their issue (or as extended at the option of the noteholder) unless an event of default occurs that triggers an acceleration of the repayment obligation, and bears interest of 10% per annum (except if an event of default has occurred and is continuing, an 18% interest rate will apply). The Promissory Notes are freely transferable in whole or in part, subject to the terms of the Promissory Notes Instrument.

The Promissory Notes are convertible into ordinary shares in Rezolve AI plc. The noteholders may elect to convert all or part of the amount outstanding under their Promissory Note into ordinary shares at the Conversion Price, however subject to the conversion limitation whereby the issue of Ordinary Shares upon conversion would not exceed the Exchange Cap (unless Rezolve shareholders have approved such issuances, or if Rezolve is permitted to follow (and has elected to do so) its home country practices instead of the stockholder approval requirements of Nasdaq Rule 5635).

Rezolve has the right to redeem early a portion or all amounts outstanding under the Promissory Notes pursuant to a Redemption Notice, provided that on the date of the Redemption Notice the VWAP of the ordinary shares in Rezolve AI plc is less than the Promissory Note Conversion Fixed Price. Upon such early redemption of a Promissory Note, and in addition to the principal and interest outstanding, a redemption premium of 10% of the principal amount being redeemed is payable to the noteholder. Upon receipt of a Redemption Notice, the noteholder shall have 10 trading days to elect to convert all or any portion of the Promissory Note.

Following the public listing of the ordinary shares in Rezolve AI plc, if a “Promissory Note Trigger Event” occurs (being where (i) the daily VWAP is less than the Floor Price for five (5) trading days during a period of seven (7) consecutive trading days (the “Promissory Note Floor Price Trigger”), or (ii) Rezolve AI plc has issued in excess of 99% of the ordinary shares available under the Exchange Cap unless Rezolve AI plc shareholders have approved such issuances, or if Rezolve AI plc is permitted to follow (and has elected to do so) its home country practices instead of the stockholder approval requirements of Nasdaq Rule 5635) (the “Promissory Note Exchange Cap Trigger”), then Rezolve AI plc shall make monthly payments equal to 25% of the original principal of such Promissory Note per month (or, if lesser, the then outstanding principal of the Promissory Note) plus a payment premium of 10% of the principal amount being paid, plus any accrued and unpaid interest as of each payment date, with such monthly payment obligation to cease if any time after the date of a Promissory Note Trigger Event, (i) in the event of a Promissory Note Floor Price Trigger, the daily VWAP is greater than 110% of the Floor Price for any 5 of 7 consecutive trading days, or the date Rezolve AI plc reduces the Floor Price (in accordance with its rights to do so under the Promissory Note Instruments), or (ii) in the event of an Exchange Cap Trigger, the date Rezolve AI plc has obtained stockholder approval to increase the number of ordinary shares under the Exchange Cap (or if the Exchange Cap no longer applies), unless a subsequent Promissory Note Trigger Event occurs.

On December 30, 2024, the Company repaid $1,472,231 of principal and interest to noteholders and related persons. As at December 31, 2024, certain noteholders and related parties have agreed to convert an aggregate of $1,189,096 of principal and interest into 425,288 Ordinary Shares. The outstanding balance at December 31, 2024 is $406,238, which the Company intends to settle by conversion into Ordinary Shares.

Cohen & Company Financial Management LLC

On August 14, 2024 Rezolve AI issued a promissory note to pay to Cohen & Company Financial Management LLC (“Cohen”) as an agent for Armada, in the principal sum of $3,144,883 (the “Original Amount”), with the Original Amount, the accrued interest thereon and other amounts due and payable (unless prepaid earlier or converted into shares of common stock) on August 14, 2027 (the “Maturity Date’). The note bears interest at 4.95% per annum. Starting from January 31, 2025, upon Cohen’s request, Rezolve AI shall pay Cohen the principal amount plus all of the accrued interest in increments of 1/18 of the outstanding principal amount (the “Amortization Payment”) on a date determined by Cohen (a “Payment Date”) until the Original Amount has been paid in full prior to or on the Maturity Date or, if earlier, upon acceleration, of prepayment of the note in accordance with the terms of the note. At the option of the Company, the Amortization Payments shall be made in cash or in shares of common stock of Rezolve AI, based on the price described in the promissory note. From and after January 15, 2025, Cohen shall have the right, at Cohen’s sole option, on any business day, to convert at the conversion price described in the note all or any portion of the outstanding principal amount of the note up to an amount described in the note. The promissory note was settled on February 10, 2025 by issuing ordinary shares, and no further amounts remain outstanding.

7.7
Advisors loans

The Company issued the following promissory notes to financial advisors for fees payable contingent on the close of the Business Combination with Armada:

Northland Securities

On July 30, 2024 the Company issued a promissory note to Northland Securities, Inc. (“Northland”) for an amount of $5,141,250 and agreed to pay interest on the principal amount outstanding from time to time from July 30, 2024 until the note is fully paid, at the rate of 10% per annum, compounded annually. The timing and repayment amounts under the note will depend on the amounts of financing raised by the Company and its direct and indirect parent companies after completion of the Business Combination. If more than (a) $25,000,000 in proceeds is raised while the note is outstanding, 50% of the outstanding principal and all accrued and unpaid interest on the note shall become immediately due and payable and (b) if more than $50,000,000 in gross proceeds is raised, all of the outstanding principal and all accrued and unpaid interest shall become immediately due and payable. In the event that the Company and its direct and indirect parent companies after completion of the Business Combination have less than $20,000,000 in cash, cash equivalents and marketable securities as of December 31, 2024, the Company may, at its option, on or before March 31, 2025, convert all but $1,135,000 into shares of the Company’s common stock at a price of $10.00 per share. In the event the Company and its direct and indirect parent companies after completion of the Business Combination have $20,000,000 or more in cash, cash equivalents and marketable securities as of any time on or prior to December 31, 2025, Northland may, at its option on or prior to June 30, 2026, sell any or all of the shares of the Company’s common stock received pursuant to the prior sentence to the Company at a price of $10.00 per share. The note was entered into in full satisfaction of the cash payments otherwise due to Northland by the Company at the time of closing and which are described above. All of the Company’s obligations under the Note were guaranteed by Rezolve AI plc. The Company settled the promissory note with Northland on January 30, 2025 by issuing 391,681 ordinary shares and paying $3,500,000 in cash. No further amounts remain outstanding.

J.V.B. Financial Group

On August 14, 2024 the Company issued a promissory note to J.V.B. Financial Group, LLC (“JVB”) ) for an amount of $7,500,000 and agreed to pay interest on the principal amount outstanding from time to time from August 14, 2024 until the note is fully paid, at the rate of 4.95% per annum. The note is to be repaid in installments of $625,000 (“Amortization Payment”) beginning on January 31, 2025, and on each month end thereafter until December 31, 2025. The Company may, in its sole discretion, elect to pay all or any portion of the Amortization Payment or any interest due and payable on the maturity date in ordinary shares of Rezolve AI, with the number of such shares determined by dividing the Amortization Payment by a price per ordinary share equal to 95% of the arithmetic average of the daily volume weighted average share price ("VWP") for the 5 days ending on the day immediately preceding the due date of the Amortization Payment. The note was entered into in full satisfaction of the cash payments otherwise due to JVB by the Company at the time of closing and which are described above. All of the Company’s obligations under the Note were guaranteed by Rezolve AI plc. On February 26, 2025, the Company issued 778,165 ordinary shares to settle $2,000,000 of principle outstanding to the JVB promissory note.

Cantor Fitzgerald

On November 20, 2023, the Company engaged Cantor Fitzgerald ("Cantor") to act as its financial and capital markets advisor in connection with any transactions, placement agent and arranger in connection with any financing. A fee of $16,000,000 ("the Armada fee") contingent on the close of the Business Combination with Armada was payable in ordinary shares. The number of shares issuable in connection with the Armada fee was to be calculated using the greater of 1) 1.6 million and 2) the quotient obtained by dividing (x) $16,000,000 by (y) the daily VWAP of the ordinary shares over five trading days immediately preceding the date of the initial filing of the F-1 registration statement.

On December 5, 2024 the Company issued 17,354,231 ordinary shares to Cantor to settle the Armada fee. A loss on extinguishment of $1,804,814 was recognized. No further amounts remain outstanding.

The following amounts for advisors loans remain outstanding as of December 31, 2024:

	December 31, 2024	December 31, 2023
Advisors loans
Northland Securities	$5,491,806	$—
J.V.B Financial Group	7,320,560	—
Total	$12,812,366	$—